Debt - Additional Information (Detail) $ in Thousands													12 Months Ended
	Dec. 07, 2020 USD ($)	Nov. 20, 2020 MXN ($)	Oct. 16, 2020 USD ($)	Aug. 24, 2020 USD ($)	May 26, 2020 USD ($)	Jan. 28, 2020 USD ($)	Dec. 23, 2019 MXN ($)	Oct. 11, 2019 USD ($)	Sep. 27, 2019 USD ($)	Sep. 23, 2019 USD ($)	Jul. 29, 2019 USD ($)	Jun. 28, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 15, 2020 USD ($)	Nov. 14, 2020 MXN ($)	Feb. 06, 2020 USD ($)	Jan. 30, 2020 USD ($)	Jan. 29, 2020	Jan. 21, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Nov. 25, 2019 USD ($)	Nov. 25, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 MXN ($)
Disclosure of debt [line items]
Internal net debt																											$ 10,000,000			$ 4,350,000
External net debt																										$ 1,250,000,000			$ 5,422,500,000
Borrowings																		$ 2,232,694,117							$ 2,035,079,540	$ 1,851,000,000	$ 34,875,000		$ 5,640,000,000	$ 112,000,000
Principal amount of debt																		2,215,049,262							1,947,986,835
Line of credit															$ 6,780,000,000										16,000,000
Prior size of the Medium Term Notes Program																								$ 102,000,000,000
New size of the Medium Term Notes Program																								$ 112,000,000,000
Line of credit to ensure liquidity															7,450,000,000										$ 37,000,000
Repayment of revolving credit lines														$ 1,151,962,147		$ 1,185,042,283	$ 841,033,392
Available credit lines																		190,604,990
Factoring of receivables [member]
Disclosure of debt [line items]
Recognised assets representing continuing involvement in derecognised financial assets																			$ 4,067,650
Revolving credit line [member]
Disclosure of debt [line items]
Borrowings interest rate description					LIBOR plus 350 basis points
New Credit Line [member]
Disclosure of debt [line items]
Debt securities issued																				$ 28,000,000
Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 112,000,000,000						$ 334,442,000	$ 96,970,000											$ 63,854,000
Maturity										2022
Revolving Credit Facility Due 2024 [Member]
Disclosure of debt [line items]
Maturity												2024
Revolving credit maximum borrowing capacity												$ 5,500,000,000
Term Loan Facility Due 2024 [Member]
Disclosure of debt [line items]
Revolving credit maximum borrowing capacity												$ 2,500,000,000
CreditLline Due 2028 [Member]
Disclosure of debt [line items]
Maturity											2028
Revolving credit maximum borrowing capacity											$ 206,901,000
CreditLline Due October 2019 [Member]
Disclosure of debt [line items]
Borrowings interest rate description							TIIE plus 1%
Certificados Bursatiles [member]
Disclosure of debt [line items]
Debt securities issued							$ 5,100,368
Notional amount							$ 100,000,000
Renewing of Credit Line Due on May Two Thousand and Twenty [Member]
Disclosure of debt [line items]
Borrowings					$ 400,000,000
Maturity					May 2020
Renewing of Credit Line Due on Two Thousand and Twenty One [Member]
Disclosure of debt [line items]
Borrowings					$ 200,000,000
Revolving Credit Facility Due Two Thousand Twenty Three [Member]
Disclosure of debt [line items]
Borrowings	$ 1,500,000,000
Maturity	2023
Borrowings interest rate description	LIBOR plus 300 to 475 basis points
Lines Of Credit [Member]
Disclosure of debt [line items]
Borrowings													$ 3,600,000,000					71,815,320
Line of credit													7,700,000,000					37,000,000
Available credit lines													1,900,000,000					$ 37,000,000
Floating interest rate at libor [member]
Disclosure of debt [line items]
Borrowings								$ 120
5.500% Bonds due 2044 [member]
Disclosure of debt [line items]
Interest rate																					5.50%
Principal amount of debt																					$ 179,332,000
5.500% Bonds due 2044 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 730,486,000
Interest rate									5.50%
5.625% Bonds due 2046 [member]
Disclosure of debt [line items]
Interest rate																					5.625%
Principal amount of debt																					$ 750,969,000
5.625% Bonds due 2046 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 277,215,000
Interest rate									5.625%
6.350% Bonds due 2048 [member]
Disclosure of debt [line items]
Interest rate																					6.35%
Principal amount of debt																					$ 444,125,000
6.000% Notes due 2020 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings										$ 491,803,000
Interest rate										6.00%
Maturity										2020
3.500% Notes due 2020 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings										$ 242,511,000
Interest rate										3.50%
Maturity										2020
6.490% notes due 2027 [member]
Disclosure of debt [line items]
Borrowings								$ 8,198
Interest rate								6.49%
6.490% notes due 2027 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 1,102,232,000	$ 1,250,000,000
Debt securities issued										$ 102,000,000,000
Interest rate									6.49%	6.49%
Maturity									2027	2027
6.840% notes due 2030 [member]
Disclosure of debt [line items]
Borrowings								$ 7,245
Interest rate								6.84%
6.840% notes due 2030 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 1,163,586,000	$ 3,250,000,000
Interest rate									6.84%	6.84%
Maturity									2030	2030
7.690% notes due 2050 [member]
Disclosure of debt [line items]
Borrowings								$ 617
Interest rate								7.69%
7.690% notes due 2050 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 5,065,788,000	$ 3,000,000,000
Interest rate									7.69%	7.69%
Maturity									2050	2050
5.500% Notes due 2021 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings										$ 1,897,615,000											$ 264,752,000
Interest rate										5.50%											5.50%
Maturity										2021
6.375% Notes due 2021 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings										$ 883,977,000											$ 171,662,000
Interest rate										6.375%											6.375%
Maturity										2021
8.625% Bonds due 2022 [member]
Disclosure of debt [line items]
Borrowings								$ 10
Interest rate								8.625%
8.625% Bonds due 2022 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 53,310,000	$ 17,316,000
Interest rate									8.625%	8.625%
Maturity										2022
5.375% Notes due 2022 [member]
Disclosure of debt [line items]
Borrowings								$ 500
Interest rate								5.375%
5.375% Notes due 2022 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 654,668,000	$ 235,177,000											$ 157,487,000
Interest rate									5.375%	5.375%											5.375%
Maturity										2022
4.875% Notes due 2022 [member]
Disclosure of debt [line items]
Borrowings								$ 7,698
Interest rate								4.875%
4.875% Notes due 2022 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 940,618,000	$ 361,601,000											$ 148,535,000
Interest rate									4.875%	4.875%											4.875%
Maturity										2022
3.500% notes due to 2023 [member]
Disclosure of debt [line items]
Borrowings								$ 4,247
Interest rate								3.50%
3.500% notes due to 2023 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 389,985,000	$ 344,853,000											$ 216,727,000
Interest rate									3.50%	3.50%											3.50%
Maturity										2023
4.625% notes due to 2023 [member]
Disclosure of debt [line items]
Borrowings								$ 3,050
Interest rate								4.625%
4.625% notes due to 2023 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 612,735,000	$ 433,946,000											$ 117,333,000
Interest rate									4.625%	4.625%											4.625%
Maturity										2023
8.625% Bonds due 2023 [member]
Disclosure of debt [line items]
Borrowings								$ 20
Interest rate								8.625%
8.625% Bonds due 2023 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 58,982,000
Interest rate									8.625%
4.875% Notes due 2024 [member]
Disclosure of debt [line items]
Borrowings								$ 595
Interest rate								4.875%
4.875% Notes due 2024 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 466,787,000
Interest rate									4.875%
4.250% Notes due 2025 [member]
Disclosure of debt [line items]
Borrowings								$ 273
Interest rate								4.25%
4.250% Notes due 2025 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 208,769,000
Interest rate									4.25%
6.500% notes due 2041 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 1,439,479,000
Interest rate									6.50%
6.375% Notes due 2045 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings									$ 1,439,519,000
Interest rate									6.375%
4.500% Notes Due 2026 | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings																					$ 111,953,000
Interest rate																					4.50%
5.950% Notes due 2031 [member]
Disclosure of debt [line items]
Debt securities issued						$ 2,500,000,000
Interest rate						5.95%															5.95%		5.95%
Principal amount of debt																					$ 1,300,000,000
6.950% Bonds due 2060 [member]
Disclosure of debt [line items]
Debt securities issued						$ 2,500,000,000
Interest rate						6.95%															6.95%		6.95%
Principal amount of debt																					$ 1,300,000,000
Notes Due 2020 [Member]
Disclosure of debt [line items]
Principal amount of debt purchased																						$ 61,992,000
Notes And Bonds Between 2020 And 2026 [Member]
Disclosure of debt [line items]
Principal amount of debt																					$ 1,252,303,000
6.875% Notes due October 2025 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 1,500,000,000
Interest rate			6.875%
Maturity			October 2025
6.875% Notes due October 2025 [member] | Term Loan [Member]
Disclosure of debt [line items]
Borrowings				$ 150,000,000
Maturity				August 2022
Floating Rate LIBOR plus Four Hundred and Twenty Five Basis Points Due on August Two Thousand and Twenty Two Due [Member]
Disclosure of debt [line items]
Borrowings interest rate description				LIBOR plus 425 basis points
8.56275% bond Due On November 2023[member] | New Government Bonds [Member]
Disclosure of debt [line items]
Borrowings		$ 95,597,610
Interest rate		8.56275%
Borrowings interest rate description		November 24, 2023
P.M.I. Holdings, B.V. [member]
Disclosure of debt [line items]
Revolving credit facility amount													28,489,000,000		22,456,000,000
Repayment of revolving credit lines													27,657,935,000		21,600,000,000
Revolving credit amount outstanding													$ 2,387,065,000		$ 1,556,000,000													$ 700,000,000
Series C medium term notes program [member]
Disclosure of debt [line items]
Debt securities issued net						$ 5,000,000,000
Medium Term Program Size						$ 112,000,000,000
Series C medium term notes program [member] | Floating interest rate at libor [member]
Disclosure of debt [line items]
Maturity								2022	2022
Series C medium term notes program [member] | 5.500% Bonds due 2044 [member]
Disclosure of debt [line items]
Maturity									2044
Series C medium term notes program [member] | 5.625% Bonds due 2046 [member]
Disclosure of debt [line items]
Maturity									2046
Series C medium term notes program [member] | 6.490% notes due 2027 [member]
Disclosure of debt [line items]
Maturity								2027
Series C medium term notes program [member] | 6.840% notes due 2030 [member]
Disclosure of debt [line items]
Maturity								2030
Series C medium term notes program [member] | 7.690% notes due 2050 [member]
Disclosure of debt [line items]
Maturity								2050
Series C medium term notes program [member] | 8.625% Bonds due 2022 [member]
Disclosure of debt [line items]
Maturity								2022	2022
Series C medium term notes program [member] | 5.375% Notes due 2022 [member]
Disclosure of debt [line items]
Maturity								2022	2022
Series C medium term notes program [member] | 4.875% Notes due 2022 [member]
Disclosure of debt [line items]
Maturity								2022	2022
Series C medium term notes program [member] | 3.500% notes due to 2023 [member]
Disclosure of debt [line items]
Maturity								2023	2023
Series C medium term notes program [member] | 4.625% notes due to 2023 [member]
Disclosure of debt [line items]
Maturity								2023	2023
Series C medium term notes program [member] | 8.625% Bonds due 2023 [member]
Disclosure of debt [line items]
Maturity								2023	2023
Series C medium term notes program [member] | 4.875% Notes due 2024 [member]
Disclosure of debt [line items]
Maturity								2024	2024
Series C medium term notes program [member] | 4.250% Notes due 2025 [member]
Disclosure of debt [line items]
Maturity								2025	2025
Series C medium term notes program [member] | 6.500% notes due 2041 [member]
Disclosure of debt [line items]
Maturity									2041
Series C medium term notes program [member] | 6.375% Notes due 2045 [member]
Disclosure of debt [line items]
Maturity									2045